Provision for Income Taxes (Tables)	12 Months Ended
Apr. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision (benefit) for income taxes are as follows (in thousands):

	Year Ended April 30, 2014
	Federal	State	Foreign	Total

Current	$-	$5	$12	$17
Deferred	(2,015)	(148)	-	(2,163)
Change in valuation allowance	2,015	148	-	2,163

Total	$-	$5	$12	$17

	Year Ended April 30, 2013
	Federal	State	Foreign	Total

Current	$-	$2	$8	$10
Deferred	(2,258)	(196)	-	(2,454)
Change in valuation allowance	2,258	196	-	2,454

Total	$-	$2	$8	$10

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the Company’s effective tax rate and the United States statutory tax rate for the years ended April 30, 2014 and 2013 is as follows:

	Year Ended April 30,
	2014	2013

Federal income tax at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	2.1	2.6
Permanent differences	(5.6)	(0.5)
Other	(2.1)	1.6
Change in valuation allowance	(27.2)	(39.6)
Changes in tax rates	(1.4)	1.7

Income tax expense	(0.2)%	(0.2)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities as of April 30, 2014 and 2013 consist of the following (in thousands):

Accrued liabilities	$38	$89
Depreciation and amortization	9	51
State taxes	1	7
Stock-based compensation expense	4,511	3,582
Capitalized research and development costs	556	688
Foreign net operating loss carry-forward	244	386
Net operating loss carry-forward	5,608	4,144

Total deferred tax assets	10,968	8,948
Less: Valuation allowance	(10,968)	(8,948)

Net deferred tax asset	$-	$-